Trade payables (Tables)	12 Months Ended
Mar. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of trade payables

(EUR thousand)	As of March 31
Trade payables	2021	2020	2019
Merchants	48,190	113,128	124,008
Tourists	80,473	92,394	91,735
Agents	3,956	3,744	19,566
Other trade payables	14,858	28,053	28,411
Total	147,477	237,319	263,720